Restructuring Activities (Tables)	3 Months Ended
Mar. 31, 2026
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Other Costs

A summary and description of the amounts included within Restructuring and other costs for each of the periods presented is included below. We do not include Restructuring and others costs within Segment Adjusted EBITDA (as defined in Note 15).

	For the three months ended March 31,
	2026	2025
Transaction related costs (1)	$27	$359
Restructuring (2)	2,813	3,510
Other (3)	6,001	3,916
Restructuring and other costs	$8,841	$7,785

(1)
For the three months ended March 31, 2026, transaction costs relate to acquisition related costs while the prior year expenses are associated with the disposal of the direct marketing payment processing business line mainly related to legal fees.
(2)
Restructuring mainly relates to costs incurred on transformation projects which began in the quarter ended March 31, 2025 to improve finance and risk processes and to improve merchant platforms. In addition, restructuring includes severance expense related to relocation initiatives. These activities are expected to be substantially complete by 2027.
(3)
Other costs mainly relate to the securities litigation against the Company and indemnities provided by the Company in the related class action lawsuit (See Note 13).